Note 16 - Income Taxes (Details) - Reconciliation of the Total Estimated Liability Associated with Uncertain Tax Provisions (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Reconciliation of the Total Estimated Liability Associated with Uncertain Tax Provisions [Abstract]
Liability, beginning of year	$ 6,211	$ 5,639	$ 4,857
Liability, end of year	5,721	6,211	5,639
Gross increases – current period	825	981	1,389
Lapsing of statutes of limitations	$ (1,315)	$ (409)	$ (607)